Fair Value of Financial Instruments Fair Value of Financial Instruments - Balance Sheet Grouping (Details) - USD ($) $ in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt and Capital Lease Obligations, Including Current Maturities				$ 5,731
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financing Receivable, Net	$ 38	$ 42	$ 47	61
Long-term Debt and Capital Lease Obligations, Including Current Maturities	5,552	5,601	5,656	5,800
Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financing Receivable, Net	38	42	47	61
Long-term Debt and Capital Lease Obligations, Including Current Maturities	$ 5,552	$ 5,543	$ 5,538	$ 5,886